NEW STANDARDS NOT YET ADOPTED	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
NEW STANDARDS NOT YET ADOPTED [Text Block]

4.           NEW STANDARDS NOT YET ADOPTED

IFRS 16, published on January 13, 2016, supersedes IAS 17 – Leases. The standard provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless a lease term is 12 months or less or the underlying asset has a low value. Lessors continue to classify leases as operating or finance, with IFRS 16’s approach to lessor accounting substantially unchanged from its predecessor, IAS 17. IFRS 16 applies to reporting periods beginning on or after January 1, 2019.

The Company plans to apply IFRS 16 effective January 1, 2019 using the modified retrospective method. Under this method, financial information will not be restated and will continue to be reported under the accounting standards in effect for those periods. The Company will recognize lease obligations related to its lease commitments for its office lease. It will be measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate as at January 1, 2019. The associated right of use asset will be measured at the lease obligation amount, less prepaid lease payments, resulting in no adjustment to the opening balance of retained earnings. The Company intends to apply the following practical expedients permitted under the new standard:

  leases of low dollar value will continue to be expensed as incurred; and
  the Company will not apply any grandfathering practical expedients.
As at January 1, 2019 the Company expects to recognize approximately $602,000 in right-of-use assets and $638,000 of incremental lease obligations.